Pension and Non-Pension Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Non-Pension Postretirement Benefit Plans [Abstract]
Pension and Non-Pension Postretirement Benefit Plans

12. Pension and Non-Pension Postretirement Benefit Plans

The Company sponsors defined benefit pension plans covering most U.S. employees and certain non-U.S. employees primarily in Canada, Netherlands, Germany, France, Belgium and Malaysia. Benefits under these plans are generally based on eligible compensation and / or years of credited service. Retirement benefits in other foreign locations are primarily structured as defined contribution plans. Effective June 30, 2009, the Company froze the benefits for the non-bargained and some of the bargained participants in the U.S. pension plans. During 2010, in conjunction with the renegotiation of collectively bargained agreements, the Company negotiated a freeze of the benefit for the remaining active participants. The Company has replaced this benefit with an additional annual employer contribution to the existing defined contribution plan for all non-bargained associates.

The Company also provides non-pension postretirement benefit plans to certain U.S. employees, to Canadian employees and to certain employees in the Netherlands. The U.S. benefit primarily consists of a life insurance benefit for retirees, for which the premiums are paid by the Company. In addition, some U.S. participants are offered the same medical plans as active employees; however, for most participants, the premiums are paid by the retiree. The Canadian plans provide retirees and their dependents with medical and life insurance benefits, which are supplemental benefits to the respective provincial healthcare plan in Canada. The Netherlands' plan provides a lump sum payment at retirement.

The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company's defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$278	$308	$271	$308	$13	$6	$13	$5
Service cost	2	8	3	8	—	—	—	—
Interest cost	14	17	15	15	1	—	1	1
Actuarial losses	14	3	10	3	1	—	—	—
Foreign currency exchange rate changes	—	(11)	—	(19)	—	—	—	—
Benefits paid	(22)	(8)	(20)	(8)	(1)	—	(1)	—
Plan curtailments / settlements	—	—	(1)	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—

Benefit obligation at end of year	286	318	278	308	14	6	13	6

Change in Plan Assets
Fair value of plan assets at beginning of year	207	201	185	189	—	—	—	—
Actual return on plan assets	—	25	22	14	—	—	—	—
Foreign currency exchange rate changes	—	(9)	—	(12)	—	—	—	—
Employer contributions	15	21	20	17	1	—	1	—
Benefits paid	(22)	(8)	(20)	(8)	(1)	—	(1)	—
Employee contributions	—	1	—	1	—	—	—	—

Fair value of plan assets at end of year	200	231	207	201	—	—	—	—

Funded status of the plan at end of year	$(86)	$(87)	$(71)	$(107)	$(14)	$(6)	$(13)	$(6)

	Pension Benefits				Non-Pension Postretirement Benefits
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$35	$—	$15	$—	$—	$—	$—
Other current liabilities	—	(4)	—	(4)	(1)	—	(1)	—
Long-term pension and post employment benefit obligations	(86)	(118)	(71)	(118)	(13)	(6)	(12)	(6)
Accumulated other comprehensive loss (income)	157	8	133	16	(13)	(1)	(25)	(2)

Net amounts recognized	$71	$(79)	$62	$(91)	$(27)	$(7)	$(38)	$(8)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial loss (gain)	$157	$1	$133	$12	$(4)	$(1)	$(6)	$(1)
Net prior service cost (benefit)	—	5	—	6	(9)	—	(19)	(1)
Deferred income taxes	—	2	—	(2)	—	—	—	—

Net amounts recognized	$157	$8	$133	$16	$(13)	$(1)	$(25)	$(2)
Accumulated benefit obligation	$286	$300	$278	$293
Accumulated benefit obligation for funded plans	284	190	275	181
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$284	$128	$278	$129
Aggregate accumulated benefit obligation	284	122	278	123
Aggregate fair value of plan assets	200	8	207	8
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$286	$135	$278	$135
Aggregate fair value of plan assets	200	14	207	13

For U.S. pension plans, the net accumulated unrecognized losses increased by approximately $24 due to additional unrecognized actuarial losses of $31 as a result of the decrease in the discount rate at December 31, 2011 and unfavorable asset experience, but was partially offset by the amortization of actuarial losses of $7. The net accumulated unrecognized actuarial losses relating to the Non-U.S. pension plans were reduced by $8 primarily due to favorable gains on assets versus expected returns during the year ended December 31, 2011.

The foreign currency impact reflected in these rollforward tables are primarily for changes in the euro and Canadian dollar versus the U.S. dollar.

The Pension Protection Act of 2006 (the "2006 PPA") provides for minimum funding levels on U.S. plans, and plans not meeting the minimum funding requirement may be subject to certain restrictions. During 2009, 2010 and 2011, the Company's U.S. qualified pension plan was under the minimum funding level as measured under the 2006 PPA, resulting in restrictions on lump sum payments to 50%.

Following are the components of net pension and non-pension postretirement expense (benefit) recognized by the Company for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Service cost	$2	$3	$4	$8	$8	$8
Interest cost on projected benefit obligation	14	15	17	17	15	16
Expected return on assets	(17)	(16)	(14)	(12)	(11)	(10)
Amortization of prior service cost	—	—	—	1	—	1
Recognized actuarial loss (gain)	7	8	9	—	1	(1)
Curtailment (gain) loss	—	—	(1)	—	—	1

Net expense	$6	$10	$15	$14	$13	$15

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Service cost	$—	$—	$—	$—	$—	$—
Interest cost on projected benefit obligation	1	1	1	—	—	—
Amortization of prior service benefit	(10)	(11)	(11)	—	—	—
Recognized actuarial gain	(1)	—	(1)	—	—	—
Settlement gain	—	—	—	—	—	(1)

Net benefit	$(10)	$(10)	$(11)	$—	$—	$(1)

The curtailment gain recognized on U.S. pension benefits during the year ended December 31, 2009 related to the U.S. plan freeze previously discussed. The curtailment loss recognized on non-U.S. pension benefits during the year ended December 31, 2009 related to the impact of planned workforce reductions on the Company's pension plan in the Netherlands. The settlement gain recognized during the year ended December 31, 2009 for non-pension postretirement plans resulted from lump sum payments made under the Company's plan offered to certain associates in the Netherlands.

The following amounts were recognized in other comprehensive income during the year ended December 31, 2011:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses (gains) arising during the year	$31	$(10)	$1	$—	$32	$(10)
Amortization of prior service (cost) benefit	—	(1)	10	—	10	(1)
Amortization of net (losses) gains	(7)	—	1	—	(6)	—

Loss (gain) recognized in other comprehensive income	24	(11)	12	—	36	(11)
Deferred income taxes	—	4	—	—	—	4

Loss (gain) recognized in other comprehensive income, net of tax	$24	$(7)	$12	$—	$36	$(7)

The amounts in Accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service cost (benefit)	$—	$1	$(8)	$—	$(8)	$1
Net actuarial loss (gain)	8	—	(1)	—	7	—

Determination of actuarial assumptions

The Company's actuarial assumptions are determined based on the demographics of the population, target asset allocations for funded plans, regional economic trends, statutory requirements and other factors that could impact the benefit obligation and plan assets. For our European plans, these assumptions are set by country, as the plans within these countries have similar demographics, and are impacted by the same regional economic trends and statutory requirements.

The Company merged its three U.S. qualified pension plans at December 31, 2009, and merged the Trusts holding the plan assets in September 2010. As a result, the economic actuarial assumptions for these plans at December 31, 2010 and December 31, 2009 were determined based on the demographics of the merged plan, including the Company's assumptions for expected rate of return on assets and the target asset mix for the plan assets. Prior to 2009, these assumptions were set separately for each plan.

The discount rates selected reflect the rate at which pension obligations could be effectively settled. The Company selects the discount rates based on cash flow models using the yields of high-grade corporate bonds or the local equivalent with maturities consistent with the Company's anticipated cash flow projections.

The expected rates of future compensation level increases are based on salary and wage trends in the chemical and other similar industries, as well as the Company's specific long-term compensation targets by country. Input is obtained from the Company's internal Human Resources group and from outside actuaries. These rates include components for wage rate inflation and merit increases.

The expected long-term rates of return on plan assets are determined based on the plans' current and projected asset mix. To determine the expected overall long-term rate of return on assets, the Company takes into account the rates on long-term debt investments held within the portfolio, as well as expected trends in the equity markets, for plans including equity securities. Peer data and historical returns are reviewed and the Company consults with its actuaries, as well as investment professionals, to confirm that the Company's assumptions are reasonable.

The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2011		2010		2011		2010
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.4%	5.6%	5.1%	5.5%	4.2%	5.4%	4.9%	5.6%
Rate of increase in future compensation levels	—	3.3%	—	3.3%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.7%	7.13%	7.9%	7.2%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2029	2030	2029	2030

The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.1%	5.7%	6.1%	5.5%	5.5%	5.8%
Rate of increase in future compensation levels	—	4.0%	4.0%	3.3%	3.3%	3.3%
Expected long-term rate of return on plan assets	8.0%	8.0%	8.2%	5.8%	5.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Discount rate	4.9%	5.4%	6.1%	5.6%	6.3%	7.1%

A one-percentage-point change in the assumed health care cost trend rates would change the projected benefit obligation for international non-pension postretirement benefits by $1 and service cost and interest cost by a negligible amount. The impact on U.S. plans is negligible.

Pension Investment Policies and Strategies

The Company's investment strategy for the assets of its North American defined benefit pension plans is to maximize the long-term return on plan assets using a mix of equities and fixed income investments with a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and expected timing of future cash flow requirements. The investment portfolio contains a diversified blend of equity and fixed-income investments. For U.S. plans, equity investments are also diversified across U.S. and international stocks, as well as growth, value and small and large capitalization investments, while the Company's Canadian plan includes a blend of Canadian securities with U.S. and other foreign investments. Investment risk and performance is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The Company periodically reviews its target allocation of North American plan assets among the various asset classes. The targeted allocations are based on anticipated asset performance, discussions with investment professionals and on the projected timing of future benefit payments.

The Company observes local regulations and customs governing its European pension plans in determining asset allocations, which generally require a blended weight leaning toward more fixed income securities, including government bonds.

	Actual		Target 2012
	2011	2010
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	54%	63%	60%
Debt securities	45%	30%	40%
Cash, short-term investments and other	1%	7%	—%

	100%	100%	100%

Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	9%	14%	21%
Debt securities	87%	82%	79%
Cash, short-term investments and other	4%	4%	—

	100%	100%	100%

Fair Value of Plan Assets

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

Level 3: Unobservable inputs, for example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Fair Value Measurements Using
	2011				2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Large cap equity funds (a)(b)	$—	$75	$—	$75	$37	$17	$—	$54
Small/mid cap equity funds (b)	—	17	—	17	45	—	—	45
Other international equity (b)	—	17	—	17	—	32	—	32
Debt securities/fixed income (c)	—	89	—	89	2	60	—	62
Cash, money market and other (d)	—	2	—	2	1	13	—	14

Total	$—	$200	$—	$200	$85	$122	$—	$207

The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	Fair Value Measurements Using
	2011				2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
U.S. equity (b)	$—	$15	$—	$15	$—	$19	$—	$19
Other international equity (b)	—	4	—	4	—	5	—	5
Debt securities/fixed income (b)	—	136	—	136	—	106	—	106
Liability driven investments (c)(e)	—	62	—	62	—	56	—	56
Balanced pooled funds (b)(f)	—	8	—	8	—	8	—	8
Pooled insurance products with fixed income guarantee (b)	—	6	—	6	—	5	—	5
Cash, money market and other (d)	—	—	—	—	—	2	—	2

Total	$—	$231	$—	$231	$—	$201	$—	$201

(a)	Level 1 equity securities are valued based on quoted prices in active markets.
(b)	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
(c)	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
(d)	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.
(e)	Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.
(f)	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.

Projections of Plan Contributions and Benefit Payments

The Company expects to make contributions totaling $37 to its defined benefit pension plans in 2012.

Estimated future plan benefit payments as of December 31, 2011 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2012	$22	$8	$1	$—
2013	21	9	1	—
2014	20	11	1	—
2015	20	10	1	—
2016	29	11	1	—
2017-2021	86	79	5	2

The Company has a U.S. defined benefit pension plan that was converted to a cash balance plan prior to 2006. Under the 2006 Pension Protection Act, cash balance plans are generally not considered to be discriminatory if certain requirements are met; however, plans converted prior to the effective date of the 2006 Pension Protection Act, such as the Company's, are not grandfathered under the act. During 2010, the Company received a letter of determination that the plan as converted is a qualified plan.

Defined Contribution Plans

The Company sponsors a number of defined contribution plans for its employees, primarily in the U.S., Canada, Europe and in the Asia-Pacific region. Full-time employees are generally eligible to participate immediately and may make pre-tax and after-tax contributions subject to plan and statutory limitations. For certain plans, the Company has the option to make contributions above the match provided in the plan based on financial performance. Due to the economic downturn at the end of 2008, during 2009 the Company suspended for one year the employer match provided to non-bargaining employees and to some bargained employees in its U.S. and Canadian defined contribution plans.

Effective July 1, 2009, the Company introduced an annual retirement contribution ("ARC") to eligible U.S. associates to replace benefits previously provided under the Company's U.S. defined benefit pension plans, which have been frozen, as previously discussed, for non-bargaining associates and for some bargained associates. The contribution, which will be paid into the existing U.S. defined contribution plan, is a percentage of eligible earnings, ranging from 2% to 7% based on years of service, subject to IRS limitations. The contribution for each year will be made in the second quarter of the following year to eligible associates actively employed with the Company at year-end.

Prior to July 1, 2009 certain U.S. employees received annual employer contributions to the U.S. defined contribution plan based on age and years of service in lieu of a defined benefit pension plan. Under this arrangement, contributions ranged from 1% to 15% on wages up to FICA limits and 2% to 20% on wages in excess of FICA limits. These benefits were eliminated effective July 1, 2009, and were replaced with the ARC (discussed above).

The Company incurred expense for contributions under these plans of $14, $14 and $9 during the years ended December 31, 2011, 2010 and 2009, respectively.

Non-Qualified and Other Retirement Benefit Plans

The Company provides key executives in some locations with non-qualified benefit plans that provide participants with an opportunity to elect to defer compensation and also provide retirement benefits, or "top-ups", in cases where executives cannot fully participate in the defined benefit or defined contribution plans because of plan or local statutory limitations. The Company froze benefits under its U.S. non-qualified plans beginning January 1, 2009. Most of the Company's non-qualified benefit plans are unfunded. Prior to the plan freezes, certain deferrals were matched by the Company based on years of service. The liabilities related to defined benefit top-ups are included in the previously discussed defined benefit pension disclosures. In December of 2011, the Company adopted a non-qualified defined contribution plan (the "SERP") that provides an annual employer contribution to eligible associates of 5% of eligible compensation above the IRS limit for qualified plans. The Company can also make discretionary contributions under the SERP, however, no participant contributions are permitted. The contributions are made annually, as a credit to an unfunded phantom account, in the same timeframe as the ARC contribution is made to the qualified defined contribution plan. The Company's liability for the other components of these non-qualified benefit plans was $8 and $7 at December 31, 2011 and 2010, respectively, and is included in Other long-term liabilities in the Consolidated Balance Sheets.

The Company's German subsidiaries offer a government subsidized early retirement program to eligible employees called Altersteilzeit or ATZ Plans. The German government provides a subsidy in certain cases where the participant is replaced with a qualifying candidate. The Company had liabilities for these arrangements of $8 and $7 at December 31, 2011 and 2010, respectively. The Company incurred expense for these plans of $3, $4 and $1 during the years ended December 31, 2011, 2010 and 2009, respectively.

Some employees who are not covered by the Company's U.S. and foreign defined benefit pension plans are covered by collective bargaining agreements, which are generally for five year terms. Under Federal pension law, the Company would have continuing liability to these pension trusts if it ceased all or most of its participation in any of these trusts, and under certain other specified conditions.

Also included in the Consolidated Balance Sheets at both December 31, 2011 and 2010 are other post-employment benefit obligations relating to long-term disability and liabilities relating to European jubilee benefit plans of $8.